Summary of Option Outstanding and Exercisable (Details) - $ / shares		12 Months Ended
	Sep. 13, 2022	Dec. 31, 2023
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Number		52,393
Outstanding Options, Weighted Average Remaining Contractual Life		4 years 3 months 18 days
Outstanding Options, Weighted Average Exercise Price		$ 102.86
Options Exercisable, Number		45,276
Outstanding Options, Weighted Average Remaining Contractual Life	5 years	4 years 1 month 13 days
Exercisable Options, Weighted Average Exercise Price		$ 92.53
$17.50-$30.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price Range		17.50
Exercise Price Range		$ 30.00
Options Outstanding, Number		25,409
Outstanding Options, Weighted Average Remaining Contractual Life		3 years 10 months 17 days
Outstanding Options, Weighted Average Exercise Price		$ 23.72
Options Exercisable, Number		25,159
Outstanding Options, Weighted Average Remaining Contractual Life		3 years 10 months 6 days
Exercisable Options, Weighted Average Exercise Price		$ 23.78
$30.01-188.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price Range		30.01
Exercise Price Range		$ 188.00
Options Outstanding, Number		26,384
Outstanding Options, Weighted Average Remaining Contractual Life		4 years 7 months 20 days
Outstanding Options, Weighted Average Exercise Price		$ 175.11
Options Exercisable, Number		19,717
Outstanding Options, Weighted Average Remaining Contractual Life		4 years 4 months 20 days
Exercisable Options, Weighted Average Exercise Price		$ 176.50
$188.01-277.50 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price Range		188.01
Exercise Price Range		$ 277.50
Options Outstanding, Number		600
Outstanding Options, Weighted Average Remaining Contractual Life		7 years 2 months 23 days
Outstanding Options, Weighted Average Exercise Price		$ 277.50
Options Exercisable, Number		400
Outstanding Options, Weighted Average Remaining Contractual Life		7 years 2 months 23 days
Exercisable Options, Weighted Average Exercise Price		$ 277.50